LEASES - Lessor - Lease Rental Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Direct financing leases	¥ 369,147	$ 56,574	¥ 402,633
Sales-type leases	127,980	19,614	80,730
Current assets	497,127	76,188	483,363
Non-current assets:
Direct financing leases	344,425	52,785	775,420
Sales-type leases	303,253	46,476	217,840
Non-current assets	647,678	99,261	993,260
Net investment in financing leases	¥ 1,144,805	$ 175,449	¥ 1,476,623